GOODWILL	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL	GOODWILL
Following the Company's acquisitions in 2025 and 2024, as described in Note 1b, the changes in the carrying amount of goodwill allocated to reportable segments for the years ended December 31, 2025 and 2024 are as follows:

	Year ended December 31, 2025
	Customer Engagement	Financial Crime and Compliance	Total
As of January 1, 2025	$1,499,610	$350,058	$1,849,668
Acquisitions	578,775	—	578,775
Functional currency translation adjustments	10,658	1,431	12,089
As of December 31, 2025	$2,089,043	$351,489	$2,440,532

	Year ended December 31, 2024
	Customer Engagement	Financial Crime and Compliance	Total
As of January 1, 2024	$1,471,606	$350,363	$1,821,969
Acquisitions (*)	30,833	—	30,833
Functional currency translation adjustments	(2,829)	(305)	(3,134)
As of December 31, 2024	$1,499,610	$350,058	$1,849,668
(*) Including adjustment of $3,743 resulting from the finalization of purchase price allocations with respect to 2023.